Formation and Business of the Company (Details)	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 14, 2007 Unit	Aug. 31, 2007	Jun. 30, 2013 operation	Dec. 31, 2012 operation
Formation and Business of the Company (Textual)
Common stock issued in exchange for partnership units	107	16,048
Number of partnership units outstanding	1,122
Number of operation division			2	2